Financial Instruments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets
Retail finance accounts receivable	$ 9,201	$ 8,221
Long-term public debt, excluding current maturities	3,082	3,308
Long-term asset backed debt, excluding current maturities	5,854	4,272
Other long-term debt, excluding current maturities	1,198	1,047
Fair Value [Member]
Estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets
Retail finance accounts receivable	9,619	8,679
Long-term public debt, excluding current maturities	3,417	3,626
Long-term asset backed debt, excluding current maturities	5,952	4,316
Other long-term debt, excluding current maturities	$ 1,173	$ 985